Fair Value Measurements (Tables)	5 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation techniques
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$277,547,390	$—	$—

Liabilities:
Derivative warrant liabilities – public warrants	$31,930,000	$—	$—
Derivative warrant liabilities – private warrants	$—	$—	$17,380,000

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates
	As of September 25, 2020	As of December 31, 2020
Strike price	$10.00	$10.04
Contractual term (years)	1.0	1.0
Volatility	15.00%	22.00%
Risk-free interest rate	37.00%	0.38%
Dividend yield(per share)	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities
Derivative warrant liabilities at July 3, 2020 (inception)	$—
Issuance of Public and Private Warrants	16,090,000
Additional warrant liabilities	1,469,100
Change in fair value of derivative warrant liabilities	31,750,900
Derivative warrant liabilities at December 31, 2020	$49,310,000